Contents of Significant Accounts - Reconciliation Between Income Tax Expense and Income Before Tax At UMC's Applicable Tax Rate (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [Abstract]
Income before tax	$ 258,830	$ 7,671,710	$ 4,721,086	$ 13,668,598
At UMC's statutory income tax rate of 17%		1,304,191	802,584	2,323,662
Adjustments in respect of current income tax of prior periods		(364,951)	(424,939)	(154,769)
Net change in loss carry-forward and investment tax credits		564,742	1,327,716	705,857
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates		330,228	253,100	11,421
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income		(1,549,018)	(1,707,646)	(1,649,709)
Investment gain		(639,979)	(658,375)	(1,196,376)
Dividend income		(83,154)	(88,518)	(90,201)
Others		259,590	254,903	354,485
Basic tax		33,207	70,316	0
Estimated 10% income tax on unappropriated earnings		38,069	(299,338)	344,932
Deferred income tax related to changes in tax rates		12,477	0	0
Effect of different tax rates applicable to UMC and its subsidiaries		(21,615)	(13,103)	(6,225)
Taxes withheld in other jurisdictions		868,106	753,752	16,629
Others		240,588	282,072	367,794
Income tax expense recorded in profit or loss	$ 33,485	$ 992,481	$ 552,524	$ 1,027,500